                                                                               .
                                                                               .
                                                                               .

                                                                    Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                               October 2009
Payment Date                                                                                                      11/16/2009
Transaction Month                                                                                                          2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,499,998,528.48                   132,807                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $640,000,000.00                   0.3574%             September 15, 2010
 Class A-2 Notes                                    $409,000,000.00                    1.210%               January 15, 2012
 Class A-3 Notes                                    $805,000,000.00                    2.170%               October 15, 2013
 Class A-4 Notes                                    $219,800,000.00                    2.980%                August 15, 2014
 Class B Notes                                       $65,500,000.00                    3.710%              December 15, 2014
 Class C Notes                                       $43,700,000.00                    4.250%                   May 15, 2015
 Class D Notes                                       $43,700,000.00                    8.140%              February 15, 2016
                                                     --------------
    Total                                         $2,226,700,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $9,485,131.28

PRINCIPAL:
 Principal Collections                                                                                        $50,491,800.13
 Prepayments in Full                                                                                          $31,325,472.64
 Liquidation Proceeds                                                                                            $569,777.93
 Recoveries                                                                                                        $1,131.00
                                                                                                                   ---------
    SUB TOTAL                                                                                                 $82,388,181.70
                                                                                                              --------------
COLLECTIONS                                                                                                   $91,873,312.98

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $499,104.49
 Purchase Amounts Related to Interest                                                                              $3,291.95
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $502,396.44

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
AVAILABLE FUNDS - TOTAL                                                                                       $92,375,709.42

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                              October  2009
Payment Date                                                                                                      11/16/2009
Transaction Month                                                                                                          2

III. DISTRIBUTIONS

AVAILABLE FUNDS

                                                                                               CARRYOVER           REMAINING

                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00            $0.00       $0.00       $0.00      $92,375,709.42
Servicing Fee                                     $1,927,430.27    $1,927,430.27       $0.00       $0.00      $90,448,279.15
Interest - Class A-1 Notes                          $139,757.86      $139,757.86       $0.00       $0.00      $90,308,521.29
Interest - Class A-2 Notes                          $412,408.33      $412,408.33       $0.00       $0.00      $89,896,112.96
Interest - Class A-3 Notes                        $1,455,708.33    $1,455,708.33       $0.00       $0.00      $88,440,404.63
Interest - Class A-4 Notes                          $545,836.67      $545,836.67       $0.00       $0.00      $87,894,567.96
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00      $87,894,567.96
Interest - Class B Notes                            $202,504.17      $202,504.17       $0.00       $0.00      $87,692,063.79
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00      $87,692,063.79
Interest - Class C Notes                            $154,770.83      $154,770.83       $0.00       $0.00      $87,537,292.96
Third Priority Principal Payment                 $37,719,030.67   $37,719,030.67       $0.00       $0.00      $49,818,262.29
Interest - Class D Notes                            $296,431.67      $296,431.67       $0.00       $0.00      $49,521,830.62
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00      $49,521,830.62
Regular Principal Payment                       $402,201,496.26   $49,521,830.62       $0.00       $0.00               $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                             $92,375,709.42

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                 $0.00
                                                                      Second Priority Principal Payment                $0.00
                                                                      Third Priority Principal Payment        $37,719,030.67
                                                                      Regular Principal Payment               $49,521,830.62
                                                                                                              --------------
                                                                      TOTAL                                   $87,240,861.29

IV. NOTEHOLDER PAYMENTS

                       NOTEHOLDER PRINCIPAL PAYMENTS       NOTEHOLDER INTEREST PAYMENTS           TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $87,240,861.29         $136.31     $139,757.86            $0.22   $87,380,619.15             $136.53
Class A-2 Notes                  $0.00           $0.00     $412,408.33            $1.01      $412,408.33               $1.01
Class A-3 Notes                  $0.00           $0.00   $1,455,708.33            $1.81    $1,455,708.33               $1.81
Class A-4 Notes                  $0.00           $0.00     $545,836.67            $2.48      $545,836.67               $2.48
Class B Notes                    $0.00           $0.00     $202,504.17            $3.09      $202,504.17               $3.09
Class C Notes                    $0.00           $0.00     $154,770.83            $3.54      $154,770.83               $3.54
Class D Notes                    $0.00           $0.00     $296,431.67            $6.78      $296,431.67               $6.78
                                 -----                     -----------                       -----------
TOTAL                   $87,240,861.29                   $3,207,417.86                    $90,448,279.15

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                                       October 2009
Payment Date                                                                                                              11/16/2009
Transaction Month                                                                                                                  2

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE        NOTE FACTOR
Class A-1 Notes                                     $439,920,526.93             0.6873758     $352,679,665.64              0.5510620
Class A-2 Notes                                     $409,000,000.00             1.0000000     $409,000,000.00              1.0000000
Class A-3 Notes                                     $805,000,000.00             1.0000000     $805,000,000.00              1.0000000
Class A-4 Notes                                     $219,800,000.00             1.0000000     $219,800,000.00              1.0000000
Class B Notes                                        $65,500,000.00             1.0000000      $65,500,000.00              1.0000000
Class C Notes                                        $43,700,000.00             1.0000000      $43,700,000.00              1.0000000
Class D Notes                                        $43,700,000.00             1.0000000      $43,700,000.00              1.0000000
                                                     --------------             ---------      --------------              ---------
TOTAL                                             $2,026,620,526.93             0.9101453   $1,939,379,665.64              0.8709659

POOL INFORMATION
  Weighted Average APR                                                             5.023%                                     4.992%
  Weighted Average Remaining Term                                                   51.14                                      50.34
  Number of Receivables Outstanding                                               126,327                                    122,997
  Pool Balance                                                          $2,312,916,319.26                          $2,229,714,228.62
  Adjusted Pool Balance (Pool Balance - YSOC Amount)                    $2,017,758,549.51                          $1,945,201,496.26
  Pool Factor                                                                   0.9251671                                  0.8918862

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $24,999,985.28
Targeted Credit Enhancement Amount                                                                                    $33,445,713.43
Yield Supplement Overcollateralization Amount                                                                        $284,512,732.36
Targeted Overcollateralization Amount                                                                                $292,958,460.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $290,334,562.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $24,999,985.28
Reserve Account Deposits Made                                                                                                  $0.00
Reserve Account Draw Amount                                                                                                    $0.00
                                                                                                                               -----
Ending Reserve Account Balance                                                                                        $24,999,985.28
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve Balance                                                                                             $24,999,985.28

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                           October 2009
Payment Date                                                                                                  11/16/2009
Transaction Month                                                                                                      2


VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     355        $315,935.45
(Recoveries)                                                                                        1          $1,131.00
                                                                                                               ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $314,804.45
Cumulative Net Losses Last Collection Period                                                                 $107,702.54
                                                                                                             -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                             $422,506.99

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.17%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                      0.66%                  759     $14,789,244.01
61-90 Days Delinquent                                                      0.06%                   59      $1,331,669.95
91-120 Days Delinquent                                                     0.01%                    7        $149,680.95
Over 120 Days Delinquent                                                   0.00%                    0              $0.00
                                                                           -----                    -              -----
TOTAL DELINQUENT RECEIVABLES                                               0.73%                  825     $16,270,594.91

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        79      $1,760,632.71
Total Repossesed Inventory                                                                         92      $2,128,851.35
RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.0009%
Preceding Collection Period (September)                                                                          0.0539%
Current Collection Period (October)                                                                              0.1663%
Three Month Average                                                                                              0.0737%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period (August)                                                                      0.0039%
Preceding Collection Period (September)                                                                          0.0253%
Current Collection Period (October)                                                                              0.0537%
Three Month Average                                                                                              0.0276%